Expenses by nature (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Research and development [Abstract]
External research and development expenses		$ 7,876	$ 5,489	$ 14,923	$ 11,314
Employee expenses	[1],[2]	1,810	1,626	3,358	3,045
Depreciation		5	10	11	20
Other expenses		64	51	121	103
Total research and development expenses		9,755	7,176	18,413	14,482
General and administrative [Abstract]
External costs		2,322	1,839	4,237	4,109
Employee expenses	[2],[3]	1,069	840	1,950	1,616
Depreciation		73	70	147	137
Total general and administrative expenses		3,464	2,749	6,334	5,862
Total operating expenses		13,219	9,925	24,747	20,344
Share based compensation expense (benefit) included in employees expenses for employees in research and development department		(100)	200	100	600
Share-based compensation expense (benefit) included in employees expenses for employees in general and administrative department		(8)	200	100	400
Foreign exchange gain/loss [Abstract]
Foreign exchange gain/(loss)		$ 466	$ 36	1,787	$ (1,601)
Loss before tax higher/lower related to translation of cash held				$ 4,600

[1]	Included in employee expenses is a share based compensation credit of $0.1 million for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the research and development department (three and six months ended June 30, 2023, expense of $0.2 million and $0.6 million, respectively).
[2]	Includes termination expenses incurred in the period.
[3]	Included in employee expenses is share based compensation credit of $8 thousand for the three months ended June 30, 2024, and a share based compensation expense of $0.1 million for the six months ended 30 June 2024, relating to employees in the general and administrative department (three and six months ended June 30, 2023, $0.2 million and $0.4 million, respectively).